Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
Principles of Consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary. All significant intercompany transactions and balances between the Company, its subsidiaries and its VIEs are eliminated upon consolidation.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency

The functional currency of the Company, Agria Group Ltd., China Victory, Agria Hong Kong, Agria International, Agria Overseas, Agria Asia Investments and Agria Singapore is the United States dollar. The functional currency of Agria New Zealand and PGW is the New Zealand dollar. The functional currency of Agria China, Agria Brother and the VIEs is the RMB. The reporting currency of the Company is RMB.  Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the balance sheet date exchange rate.  Exchange gains and losses are included in foreign exchange gains and losses in the consolidated statements of income.

On consolidation, the financial statements of the Company that use the United States dollar and New Zealand dollar as their functional currency are translated into RMB at the exchange rate in effect at the balance sheet date for assets and liabilities, and at the average exchange rate during the year for income and expense items except for individually significant transactions whereby the exchange rates on the date the transactions are recognized are used.  Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders' equity.

Convenience translation [Policy Text Block]
Convenience Translation

Translations of amounts from RMB into United States dollars are made solely for the convenience of the reader. The conversion rate of RMB into United States dollars is based on the H.10 statistical release of the US Federal Reserve Board as of June 28, 2013 (being the last business day before June 30, 2013).  No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from these estimates. Significant estimates and assumptions reflected in the Company's consolidated financial statements include, but are not limited to revenue recognition, allowance for doubtful accounts, inventory write downs, impairment, useful lives of property plant and equipment, valuation of intangible assets, goodwill and other long-lived assets, recognition of deferred income taxes, impairment of investments and consolidation of VIEs.

Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents Cash and cash equivalents consist of cash on hand and bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use.

Receivables, Policy [Policy Text Block]
Accounts Receivable

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating troubled collection, historical experience, account balance aging and prevailing economic conditions. An accounts receivable balance is written off after collection efforts have ceased.

Inventory, Policy [Policy Text Block]
Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined on a first in, first out basis. Raw materials and supplies consist of feed ingredients, packaging materials and operating supplies, while work-in-progress and finished goods include direct materials, direct labor and the allocation of manufacturing overhead costs. Livestock inventories include live animals acquired for stock fattening programs and for live export.

Inventory obsolescence reserve is mainly related to that the net realizable value is lower than the carrying amount and results in a new cost basis for accounting purposes.

Property, Plant and Equipment, Policy [Policy Text Block]
Property, Plant and Equipment

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Buildings and improvements	5-50 years
Plant and machinery	5-10 years
Furniture and office equipment	3-5 years
Motor vehicles	5-6 years

Repair and maintenance costs are charged to expense when incurred, whereas the cost of renewals and betterments that extend the useful life of fixed assets are capitalized as additions to the related assets.  Retirement, sale and disposals of assets are recorded by removing the cost and accumulated depreciation with any resulting gain or loss reflected in the consolidated statements of income.

All facilities purchased or constructed which require a period of time before completion are accounted for as construction-in-progress. Construction-in-progress is recorded at acquisition cost, including cost of facilities, installation costs and interest costs. Capitalization of interest costs ceases when the asset is substantially complete and ready for its intended use. No interest was capitalized for the year ended June 30, 2013.

Intangible Assets, Finite-Lived, Policy [Policy Text Block]
Intangible Assets

Land use rights

Prepaid land use rights are recorded at the amount paid less accumulated amortization and accumulated impairment losses. Amortization is provided on a straight-line basis over the term of the agreements of 19 years. During the year ended June 30, 2013, land use rights with lease term ranging from 20 to 30 years were fully impaired.

Acquired technologies

Acquired technologies, which consist primarily of purchased technology know-how related to the production of corn seeds, are stated at cost less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful lives of 5 to 15 years. During the year ended June 30, 2013, a seed variety right with 3 years useful life was fully amortized.

Software

Software consists of computer software purchased from third-party developers for internal use with an estimated useful life of 3 to 10 years.

Investment, Policy [Policy Text Block]
Investments

Investments in privately held entities, which are not readily marketable or have quoted market prices, are recorded at cost.  Distributions received, other than for return of capital, are recorded as other income in the consolidated statements of income.  The Company assesses its investments for other-than-temporary impairments when indicators of impairment arise, including adverse changes to financial condition and the market environment of the investees.

The Company has investments in marketable securities that are classified as available-for-sale. These marketable securities are stated at fair value.  Any unrealized gains or losses are recorded in accumulated other comprehensive income (loss), a component of equity, until realized. Other-than-temporary declines in market value from original cost are included in operations. In determining whether an other-than-temporary decline in the market value has occurred, the Company considers the duration that, and extent to which, fair value of the investment is below its cost. Realized gains and losses are calculated based on specific identification to the individual securities involved, with the resulting gains and losses included in non-operating income and expense in income statement.

Through April 2011, in accordance with ASC 825-10 "Financial Instruments — overall", the Company elected to account for its PGW equity investee in which the Company exercised significant influence using fair value as determined by the investee's quoted market price (Note 3).  Accordingly, the investment was reflected on the balance sheet at its fair value, with changes in fair value between reporting periods reflected in the consolidated statements of income.  As described in Note 4, in April 2011, the Company acquired a controlling interest in PGW.  The Company accounts for its other equity investees under the equity method of accounting.  Accordingly, the investments are reflected at original cost and adjusted for the Company's share of earnings or losses of the investees.  There are no significant differences between the carrying amounts and the underlying equity in the net assets of the investees.

Goodwill and Intangible Assets, Goodwill, Policy [Policy Text Block]
Goodwill

Goodwill represents the excess of the purchase price over the fair value of the net assets of businesses acquired. Goodwill is not amortized. Instead, goodwill is required to be tested for impairment annually and between annual tests if events or circumstances lead to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. The goodwill impairment test involves a two-step process; however, if after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. In evaluating whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, an entity shall assess all relevant events and circumstances indicating whether it is more likely than not the fair value of a reporting unit is less than its carrying value, which include but are not limited to one or more of the following: (1) macroeconomic conditions such as a deterioration in general economic conditions, limitations on accessing capital or other developments in equity and capital markets, (2) industry and market conditions such as a deterioration in the environment in which an entity operates, an increased competitive environment, a change in the market for an entity, (3) cost factors such as increases in raw materials or labor, (4) overall financial performance such as negative or declining cash flows or a decline in actual or planned revenue or earnings compared with actual and projected results or relevant prior periods, (5) entity specific events such as changes in management, key personnel, strategy, or customers, (6) events affecting a reporting unit such as a change in the composition or carrying amount of its net assets, a more-likely-than not expectation of selling or disposing all, or a portion, or a reporting unit and (7) a sustained decrease in share price.

In the event a determination is made that it is more likely than not that the fair value of a reporting unit is less than its carrying value, the first step of the two-step process must be performed. The first step of the test, used to identify potential impairment, compares the estimated fair value of a reporting unit with its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered to be impaired and the second step of the impairment test is unnecessary. If the carrying amount of a reporting unit exceeds its fair value, the second step of the impairment test must be performed to measure the amount of the impairment loss, if any. The second step of the goodwill impairment test compares the implied fair value of reporting unit goodwill with the carrying amount of that goodwill. The implied fair value of goodwill is determined in the same manner as goodwill recognized in a business combination. If the carrying amount of the reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss is recognized in an amount equal to that excess.

An entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. At June 30, 2013, we performed the qualitative assessment and concluded that there was indication of impairment. Thus, we performed step one of the goodwill impairment test. To measure the fair value of the reporting unit, discounted cash flows valuation techniques were used. The discounted cash flows model is based on budget and forecast of cash flows for a period of five years prepared by management. This approach utilizes forward-looking assumptions and projections, and considers factors impacting long-range plans that may not be comparable to other companies and that are not yet publicly available.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company recognizes revenue when (i) persuasive evidence of an arrangement exists; (ii) delivery of the products and/or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is fixed or determinable; and (iv) collection of the resulting receivable is reasonably assured.

More specifically, the Company's sales arrangements are evidenced by individual sales agreements for each transaction. The customer takes title and assumes the risks and rewards of ownership of the products upon delivery of products, which generally occurs at shipping point. Other than warranty obligations, the Company does not have any substantive performance obligations to deliver additional products or services to the customers. The product sales price stated in the sales contract is final and not subject to adjustment. The Company generally does not accept sales returns and does not provide customers with price protection. The Company assesses a customer's creditworthiness before accepting sales orders. Based on the above, the Company records revenue related to product sales upon delivery of the product to the customers.

The Company enters into contracts to design and build irrigation and pumping systems and recognizes revenues during the construction period using the percentage of completion method. Most of the contracts are fixed-price contracts, which typically provide for a stated contract price and a specified scope of the work to be performed. The Company estimates the percentage of the job that is complete using variations of the cost-to-cost method. Cost is used as the primary indicator, but the Company also considers contract milestones and work in progress from installation representatives. If the estimate of costs left to be incurred plus actual costs already incurred exceeds the total revenue to be expected from a contract, then the full amount of the difference is recognized in the current period as a loss and is presented on the consolidated balance sheet as a current liability. The Company did not recognize any significant losses on these contracts.

The Company is subject to significant seasonal fluctuations. In particular, Livestock and Seeds activity are significantly weighted to the second half of the financial year. Seeds revenues reflect the fact the Company operates in geographical zones that suit Autumn harvesting and sowing. New Zealand generally has spring calving and lambing, so Livestock trading is weighted towards the second half of the financial year in order for farmers to maximize their incomes. Other business units have similar but less material cycles. The Company recognizes this is the nature of the industry and plans and manages its business accordingly.

Cost of Sales, Policy [Policy Text Block]	Cost of Revenue Cost of revenue includes direct and indirect production costs, as well as transportation and handling costs for products sold.

Research and Development Expense, Policy [Policy Text Block]
Research and Development Costs

The principal research and development activities are in the development of systems, processes and new seed cultivars. Research expenditure on the development of new systems and processes is recognized in income statement as incurred. Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company intends to and has sufficient resources to complete development and to use or sell the asset. The expenditure capitalized includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use. Other development expenditure is recognized in income statement when incurred. Capitalized development expenditure is measured at cost less accumulated amortization and accumulated impairment losses. Research and development expenditure on the development of new seed cultivars is recognized in income statement as incurred. Development costs of seed cultivars are substantially indistinguishable from the cultivar research costs.

Income Tax, Policy [Policy Text Block]
Income Taxes

Deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes arising from  a change in tax rates is recognized in income statement in the period that includes the enactment date.

The Company has elected to classify interest due on any underpayment of income taxes and penalties in interest expense and penalties, if and when required, within general and administrative expenses.

The Company accounts for uncertainty in income taxes by assessing the likelihood of the financial statement effect of a tax position that should be recognized when it is more likely than not that the position will be sustained upon examination by a taxing authority based on the technical merits of the tax position, circumstances, and information available as of the reporting date.  Liabilities arising from uncertain tax positions are not significant for all periods presented.

Compensation and Employee Benefit Plans [Text Block]
Employee Benefits

The Company’s net obligation with respect to defined benefit pension plans is calculated by estimating the future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value, and any unrecognized past service costs and the fair value of any plan assets is deducted. The discount rate is the yield at the reporting date on bonds that have maturity dates approximating the terms of the Company’s obligations. The calculation is performed by a qualified actuary using the projected unit credit method. When the calculation results in a benefit to the Company, the recognized asset is limited to the lower of the net assets of the plan or the current value of the contributions holiday that is expected to be generated. Actuarial gains and losses are recognized directly in other comprehensive income and the defined benefit plan reserve in equity. Short-term employee benefit obligations are measured on an undiscounted basis and expensed as the related service is provided. A provision is recognized for the amount of outstanding short-term benefits at each reporting date. Provisions made with respect to employee benefits which are not expected to be settled within twelve months are measured as the present value of the estimated future cash outflows to be made by the Company with respect to services provided by employees up to reporting date.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Share-based Compensation

All grants of equity awards to employees are recognized in the financial statements based on their grant date fair values. The Company elected to recognize compensation cost for equity awards with only service conditions on a straight-line basis over the requisite service period for the entire award with the limitation that the amount of compensation cost recognized at any date must at least equal the portion of the grant-date value of the award that is vested at that date.

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from initial estimates. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest.

Where the terms of an equity-settled award are modified, the minimum expense recognized is the expense as if the terms had not been modified. An additional expense is recognized for any modification, which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employee as measured at the date of modification.

Where an equity-settled award is cancelled and is not accompanied by a concurrent grant of a replacement award or other valuable consideration, it shall be accounted for as a repurchase for no consideration. Accordingly, any previously unrecognized compensation cost shall be charged to expense at the cancellation date.

Share-based compensation and other benefit plans were not significant to the June 30, 2013 operating results and financial position.

Discontinued Operations, Policy [Policy Text Block]
Discontinued Operations

A discontinued operation is a component of the Company’s business that represents a separate major line of business or geographical area of operations that has been disposed of or is held for sale, or is a subsidiary acquired exclusively with a view for resale. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. When an operation is classified as a discontinued operation, the comparative statement of comprehensive income is restated as if the operation had been discontinued from the start of the comparative period.

Comprehensive Income, Policy [Policy Text Block]
Comprehensive Income (loss)

Comprehensive income (loss) is defined as the change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners.

Lease, Policy [Policy Text Block]
Leases

Leases are classified at inception date as either a capital lease or an operating lease. A lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments are expensed over the lease term.

Earnings Per Share, Policy [Policy Text Block]
Earnings (loss) Per Share

Basic earnings (loss) per ordinary share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary shares issuable upon the conversion of the redeemable, convertible preferred shares are included in the computation of diluted income per ordinary share on an "if-converted" basis, when the impact is dilutive. The dilutive effect of outstanding share options is reflected in the diluted earnings per share by application of the treasury stock method.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-lived Assets

The Company evaluates its long-lived assets or asset group, including finite-lived intangibles, for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company will recognize an impairment loss based on the excess of the carrying amount of the asset group over its estimated fair value.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

The carrying amounts of accounts receivable, accounts and notes payable, other liabilities and short-term bank borrowings approximate their fair value due to the short-term maturity of these instruments.

The long-term bank borrowings approximate their fair value, as their interest rates approximate market interest rates.

This fair value of related party receivables and payables is not practicable to estimate due to the related party unsure nature of the underlying transactions.

Finance receivables represent the remaining loans that were held back from the sale of PGG Wrightson Finance Limited and are recorded at cost. The loans are collateralized by property and are net of an allowance for doubtful accounts. All loans are considered past due and the balance of the loan is compared to the fair value for the collateralized property. If the fair value of the property is less than the carrying amount of the loan, a reserve is recorded for the difference. The Company estimates the fair value using a discounted cash flow methodology based on recent appraisals and/or estimated cash collections for properties that are in bankruptcy courts. When loans are provisioned, the Company ceases to accrue interest income.

Derivatives, Policy [Policy Text Block]
Derivative Financial Instruments

The Company uses derivative financial instruments to manage its exposure to interest rate and foreign currency risks arising from operational, financing and investment activities. The Company does not hold or issue derivative instruments for trading purposes. Generally, the derivatives that do not qualify for hedge accounting are accounted for as trading instruments. Such derivatives consist of forward exchange contracts, spot foreign exchange contracts and foreign exchange options to manage exposure to foreign currency operations. Derivative financial instruments are recognized initially at fair value and transaction costs are expensed immediately. Subsequent to initial recognition, derivative financial instruments are stated at fair value. The gain or loss on re-measurement to fair value is recognized immediately in income statement. However, where derivatives qualify for hedge accounting, recognition of any resultant gain or loss depends on the nature of the hedging relationship.

Cash flow hedges generally consist of interest rate swaps that are used by the Company to hedge exposures to changes in the market rates of variable and fixed interest rates. Changes in the fair value of the derivative hedging instrument designated as a cash flow hedge are recognized directly in equity to the extent that the hedge is effective. To the extent that the hedge is ineffective, changes in fair value are recognized in income statement. If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated or exercised, then hedge accounting is discontinued prospectively. The cumulative gain or loss previously recognized in equity remains there until the forecast transaction occurs. When the hedged item is a non-financial asset, the amount recognized in equity is transferred to the carrying amount of the asset when it is recognized. In other cases the amount recognized in equity is transferred to income statement in the same period that the hedged item affects income statement.

Segment Reporting, Policy [Policy Text Block]
Segment Reporting

From 2009 through June 2010, the Company operated in corn seed, sheep products and seedlings segments. In July 2010, the Company disposed of its sheep products and seedlings business segments. From August, 2010 to April 30, 2011, the Company operated and managed its business only in the China seeds business segment. Beginning with the acquisition of PGW at end of April 2011, the Company now operates in China seeds, International seeds and Agriservices segments (Note 24). The China seeds segment engages in production and sale of corn seed in China, the International seeds segment engages in seed, nutrition and grain businesses and AgriServices segment engages in merchandising, livestock, insurance, real estate and irrigation and pumping businesses. The accounting policies used in its segment reporting are the same as those used in the preparation of its consolidated financial statements. In 2010, the Company generated substantially all of its revenues from customers in the PRC. Beginning in May 2011, with the acquisition of PGW, the Company generated revenues from customers in the PRC, New Zealand, Australia, South America and the United Kingdom. Geographical information is presented in Note 24.

Reclassification, Policy [Policy Text Block]	Reclassification Certain prior year balances have been reclassified to conform to the June 30, 2013 financial statement presentation.

New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In July 2013, the Financial Accounting Standards Board (the "FASB") issued Accounting Standards Update No. 2013-10, "Inclusion of the Fed Funds Effective Swap Rate (or Overnight Index Swap Rate) as a Benchmark Interest Rate for Hedge Accounting Purposes"("ASU 2013-10"). ASU 2013-10 allows the Federal Funds Effective Swap Rate (which is the Overnight Index Swap rate, or OIS rate, in the US) to be designated as a benchmark interest rate for hedge accounting purposes under the derivatives and hedging guidance. The amendments also allow for the use of different benchmark rates for similar hedges. The amendments are effective prospectively for qualifying new or redesignated hedging relationships entered into on or after July 17, 2013. The Company is currently evaluating the impact of this standard on the disclosures and presentation of our consolidated results of operations and financial position included in our consolidated financial statements.

In July 2013, the FASB issued Accounting Standards Update No. 2013-11, “Presentation of Unrecognized Tax Benefit When a Net Operating Loss Carry forward, a Similar Tax Loss, or a Tax Credit Carry forward Exists”(“ASU 2013-11”). ASU 2013-11 requires an entity to present an unrecognized tax benefit, or a portion of an unrecognized tax benefit, as a reduction to a deferred tax asset for a net operating loss carry forward, a similar tax loss, or a tax credit carry forward, except to the extent a net operating loss carry forward, a similar tax loss, or a tax credit carry forward is not available at the reporting date under the tax law of the applicable jurisdiction to settle any additional income taxes that would result from the disallowance of a tax position or the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets. No new recurring disclosures are required. The amendments are effective for annual and interim reporting periods beginning on or after December 15, 2013 and are to be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Company is currently evaluating the impact of this standard on the disclosures and presentation of our consolidated results of operations and financial position included in our consolidated financial statements.

In February 2013, the FASB issued Accounting Standards Update No. 2013-04,"Obligations Resulting from Joint and Several Liability Arrangements"("ASU 2013-04"). ASU 2013-04 provides guidance for the recognition, measurement, and disclosure resulting from joint and several liability arrangements. Examples of obligations that fall within the scope of the ASU include certain debt arrangements, other contractual obligations, and settled litigation. The new guidance is effective on a retrospective basis for fiscal years and interim periods within those fiscal years beginning after December 15, 2013. The Company is currently evaluating the impact of this standard on the disclosures and presentation of our consolidated results of operations and financial position included in our consolidated financial statements.

In February 2013, the FASB issued Accounting Standards Update No. 2013-02,"Reporting of Amounts Reclassified out of Accumulated Other Comprehensive Income"("ASU 2013-02"). ASU 2013-02 requires enhanced disclosures about items reclassified out of accumulated other comprehensive income ("AOCI"). For items reclassified to net income in their entirety, the ASU requires information about the effect of significant reclassification items to appear on separate line items of net income. For those items where direct reclassification to net income is not required, companies must provide cross-references to other disclosures that provide details about the effects of the reclassification out of AOCI. Expanded disclosures concerning current period changes in AOCI balances are also required for each component of OCI on the face of the financial statements or in the notes. ASU 2013-02 is effective prospectively for fiscal years beginning after December 15, 2012, and interim periods within those fiscal years. The Company is currently evaluating the impact of this standard on the disclosures and presentation of our consolidated results of operations and financial position included in our consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update No. 2011-11,"Disclosures about Offsetting Assets and Liabilities"("ASU 2011-11"). ASU 2011-11 will require disclosure of information about offsetting and related arrangements to enable users of our financial statements to understand the effect of those arrangements on our financial position. In January 2013, the FASB issued Accounting Standards Update No. 2013-01,"Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities"("ASU 2013-01"). ASU 2013-01 limits the scope of the new balance sheet offsetting disclosure requirements to derivatives (including bifurcated embedded derivatives), repurchase agreements and reverse repurchase agreements, and certain securities borrowing and lending arrangements. The new guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The disclosures required are to be applied retrospectively for all comparative periods presented. The Company is currently evaluating the impact of this standard on the disclosures and presentation of our consolidated results of operations and financial position included in our consolidated financial statements.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentration of Risks

Concentration of credit risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. As of June 30, 2013, substantially all of the Company's cash and cash equivalents were deposited in several financial institutions. Accounts receivable are typically unsecured and are derived from revenue earned from customers. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and ongoing monitoring process on outstanding balances.

Current vulnerability due to certain other concentrations

The Company operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 20 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the PRC's political, economic and social conditions.  There is also no guarantee that the PRC government's pursuit of economic reforms will be consistent or effective.

Except for PGW and overseas companies outside mainland China, substantially all of the Company's other businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People's Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB into United States dollars or other foreign currencies.  All foreign exchange transactions continue to take place either through the People's Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People's Bank of China. Approval of foreign currency payments by the People's Bank of China or other institutions requires submitting a payment application form together with suppliers' invoices, shipping documents and signed contracts. In June 2010, the PRC government indicated that it would make the foreign exchange rate of the RMB more flexible. There has been no subsequent changes to the policies. It is difficult to predict the effect of this change to the foreign exchange rate of the RMB in the future.